INVENTORY (Details Narrative) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventory	$ 10,716,644	$ 10,594,936	$ 11,323,226